COVER	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-32199
Entity Registrant Name	SFL Corporation Ltd.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line Two	Par-la-Ville Place
Entity Address, Address Line One	14 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
Title of 12(b) Security	Common Shares, $0.01 Par Value
Trading Symbol	SFL
Security Exchange Name	NYSE
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	127,810,064
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001289877
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line Two	Par-la-Ville Place
Entity Address, Address Line One	14 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
Contact Personnel Name	James Ayers
City Area Code	+1 (441)
Local Phone Number	295-9500
Contact Personnel Fax Number	+1 (441) 295-3494